Borrowings - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 10,138.4	R 9,312.0	R 13,295.3
Level 1 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	10,138.4	9,312.0	13,295.3
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,724.5	3,736.1	4,239.1
Level 2 | US 450 Million Convertible Bond [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,724.5	3,736.1	4,239.1
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,441.0	1,075.6	1,536.5
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,441.0	1,075.6	1,536.5
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15,518.8	15,450.4	18,492.3
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,609.8	9,808.7	12,597.7
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | US 450 Million Convertible Bond [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,578.6	4,496.6	4,357.1
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 1,330.4	R 1,145.1	R 1,537.5